Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventories

	2020		2019
Spare parts and accessories of flight equipment	Ps.	271,454	Ps.	294,390
Miscellaneous supplies		7,505		7,518
	Ps.	278,959	Ps.	301,908